Accounts Receivable (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accounts Receivable
Accounts receivable	$ 745,119	4,510,727	3,921,502
Less: Allowance for doubtful accounts	(47,409)	(286,997)	(287,351)
Total accounts receivable, net	$ 697,710	4,223,730	3,634,151